Other disclosures	12 Months Ended
Dec. 31, 2018
Other disclosures
Other disclosures

51.   Other disclosures

a)Residual maturity periods and average interest rates

The detail, by maturity, of the balances of certain items in the consolidated balance sheet is as follows:

	December 31, 2018 (*)
	Million of euros								Average
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5		interest
	demand	month	months	months	years	years	years	Total	rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	113,663	—	—	—	—	—	—	113,663	0.61%
Financial assets at fair value through other comprehensive income	1,886	6,023	3,329	12,873	19,432	10,705	64,172	118,420
Debt instruments	487	6,022	3,328	12,830	19,415	10,661	64,076	116,819	3.13%
Loans and advances	1,399	1	1	43	17	44	96	1,601
Customers	1,399	1	1	43	17	44	96	1,601	1.41%
Financial assets at amortised cost	46,247	56,818	71,627	102,036	134,697	107,921	426,753	946,099
Debt instruments	16	1,534	1,319	6,646	2,474	1,783	23,924	37,696	3.33%
Loans and advances	46,231	55,284	70,308	95,390	132,223	106,138	402,829	908,403
Central banks	—	23	—	4	—	—	15,574	15,601	4.63%
Credits institutions	10,092	5,389	6,711	6,003	5,314	947	1,024	35,480	1.66%
Customers	36,139	49,872	63,597	89,383	126,909	105,191	386,231	857,322	4.97%
	161,796	62,841	74,956	114,909	154,129	118,626	490,925	1,178,182	4.20%
Liabilities:
Financial liabilities at amortised cost	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630	—
Deposits	536,134	74,440	67,406	91,958	107,459	18,833	6,871	903,101
Central banks	304	2,130	2,629	507	64,433	2,520	—	72,523	0.39%
Credit institutions	15,341	13,413	24,724	16,384	8,759	6,412	4,646	89,679	2.19%
Customer deposits	520,489	58,897	40,053	75,067	34,267	9,901	2,225	740,899	1.19%
Marketable debt securities (**)	237	11,347	18,817	33,536	71,805	37,919	70,653	244,314	2.59%
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	545,284	87,782	93,293	127,522	182,670	56,927	78,152	1,171,630	1.48%
Difference (assets less liabilities)	(383,488)	(24,941)	(18,337)	(12,613)	(28,541)	61,699	412,773	6,552	—

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  Includes promissory notes, certificates of deposit and other short-term debt issues.

The Group’s net borrowing position with the ECB was EUR 11,882 million at December 31, 2018, mainly because in last period the Group borrowed funds under the ECB's targeted longer-term refinancing operations (LTRO, TLTRO) programme. (See note 20).

	December 31, 2017
	Million of euros								Average
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5		interest
	demand	month	months	months	years	years	years	Total	rate
Assets:
Cash, cash balances at central banks and other deposits on demand	110,995	—	—	—	—	—	—	110,995	0.53%
Financial assets available-for-sale	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481	—
Debt instruments	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481	4.34%
Loans and receivables	57,000	58,686	53,218	96,689	119,541	112,786	405,093	903,013
Debt instruments	249	1,381	997	2,073	2,317	1,656	8,870	17,543	3.06%
Loans and advances	56,751	57,305	52,221	94,616	117,224	111,130	396,223	885,470	—
Central banks	—	3,948	1,446	4,811	—	—	16,073	26,278	5.10%
Credits institutions	18,242	4,198	3,445	5,708	5,694	939	1,341	39,567	1.26%
Customers	38,509	49,159	47,330	84,097	111,530	110,191	378,809	819,625	5.44%
Held-to-maturity investments	—	—	—	1,902	122	294	11,173	13,491	1.52%
	168,321	61,153	54,864	110,088	142,110	124,244	495,200	1,155,980	4.61%
Liabilities:
Financial liabilities at amortised cost	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069	—
Deposits	527,499	59,325	66,667	100,658	81,169	39,719	8,283	883,320
Central banks	450	2,015	681	2,715	42,988	22,565	—	71,414	0.24%
Credit institutions	20,870	15,263	13,350	25,406	6,501	5,247	4,663	91,300	2.40%
Customer deposits	506,179	42,047	52,636	72,537	31,680	11,907	3,620	720,606	2.00%
Marketable debt securities (*)	105	11,927	11,638	29,286	54,202	43,395	64,357	214,910	2.56%
Other financial liabilities	10,000	3,909	9,634	728	1,116	428	2,024	27,839	—
	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069	1.98%
Difference (assets less liabilities)	(369,283)	(14,008)	(33,075)	(20,584)	5,623	40,702	420,536	29,911	—

(*)    Includes promissory notes, certificates of deposit and other short-term debt issues.

	December 31, 2016
	Million of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5		Average
	demand	month	months	months	years	years	years	Total	interest rate
Assets:
Cash, cash balances at central banks and other deposits on demand	76,454	—	—	—	—	—	—	76,454	0.98%
Financial assets available-for-sale	200	5,986	2,007	5,442	23,574	13,900	60,178	111,287
Debt instruments	200	5,986	2,007	5,442	23,574	13,900	60,178	111,287	4.33%
Loans and receivables	52,512	48,420	56,725	85,521	113,387	93,816	389,623	840,004
Debt instruments	248	1,628	708	2,246	2,125	1,918	4,364	13,237	6.31%
Loans and advances	52,264	46,792	56,017	83,275	111,262	91,898	385,259	826,767
Central banks	—	941	11,499	1,117	—	23	14,393	27,973	6.54%
Credits institutions	16,632	4,938	2,210	2,220	4,435	1,268	3,721	35,424	1.96%
Customers	35,632	40,913	42,308	79,938	106,827	90,607	367,145	763,370	5.79%
Held-to-maturity investments	—	—	—	123	2,075	342	11,928	14,468	1.70%
	129,166	54,406	58,732	91,086	139,036	108,058	461,729	1,042,213	5.12%
Liabilities:
Financial liabilities at amortised cost	480,075	95,583	67,282	125,774	115,591	69,467	90,468	1,044,240
Deposits	471,494	79,446	42,583	86,006	69,775	34,505	7,837	791,646
Central banks	422	2,007	633	101	20,027	20,922	—	44,112	0.26%
Credit institutions	16,649	16,357	10,603	23,313	13,540	5,560	3,742	89,764	3.97%
Customer deposits	454,423	61,082	31,347	62,592	36,208	8,023	4,095	657,770	2.25%
Marketable debt securities (*)	642	12,861	14,225	39,465	43,985	34,520	80,380	226,078	3.68%
Other financial liabilities	7,939	3,276	10,474	303	1,831	442	2,251	26,516
	480,075	95,583	67,282	125,774	115,591	69,467	90,468	1,044,240	2.57%
Difference (assets less liabilities)	(350,909)	(41,177)	(8,550)	(34,688)	23,445	38,591	371,261	(2,027)

(*)     Includes promissory notes, certificates of deposit and other short-term debt issues.

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortised cost at December 31, 2018 is as follows:

	December 31, 2018 (*)
	Million of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortised cost
Deposits	532,915	74,320	67,169	91,766	106,935	18,439	6,540	898,084
Central banks	304	2,126	2,624	896	64,424	2,520	—	72,894
Credit institutions	15,257	13,413	24,698	16,288	8,552	6,085	4,427	88,720
Customer	517,354	58,781	39,847	74,582	33,959	9,834	2,113	736,470
Marketable debt securities	296	11,243	17,359	33,443	71,431	37,409	69,352	240,533
Other financial liabilities	8,913	1,995	7,070	2,028	3,406	175	628	24,215
	542,124	87,558	91,598	127,237	181,772	56,023	76,520	1,162,832

(*)     See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

	December 31, 2017
	Million of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortised cost
Deposits	526,059	57,490	89,249	99,780	64,977	32,365	8,157	878,077
Central banks	451	2,018	23,801	2,719	27,138	15,385	—	71,512
Credit institutions	20,378	14,903	13,035	24,807	6,348	5,123	4,553	89,147
Customer	505,230	40,569	52,413	72,254	31,491	11,857	3,604	717,418
Marketable debt securities	1,486	11,735	11,387	28,412	52,989	42,888	63,648	212,545
Other financial liabilities	10,001	3,908	9,634	728	1,116	428	2,024	27,839
	537,546	73,133	110,270	128,920	119,082	75,681	73,829	1,118,461

	December 31, 2016
	Million of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortised cost
Deposits	467,529	95,231	49,246	68,830	66,255	34,781	7,765	789,637
Central banks	422	2,006	633	101	20,021	20,916	—	44,099
Credit institutions	16,676	15,789	15,500	20,057	12,364	5,517	3,736	89,639
Customer	450,431	77,436	33,113	48,672	33,870	8,348	4,029	655,899
Marketable debt securities	623	13,582	12,705	38,119	42,201	34,022	78,094	219,346
Other financial liabilities	7,939	3,645	10,097	305	1,837	442	2,251	26,516
	476,091	112,458	72,048	107,254	110,293	69,245	88,110	1,035,499

Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of December 31, 2018:

	Within 1	1 to 3	3 to 12			More than 5
Million of euros at December 31, 2018 (*)	months	months	months	1 to 3 years	3 to 5 years	years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,512	3,564	6,793	22,084	19,350	36,576	92,879
Derivatives	2,691	3,165	899	15,189	14,098	19,897	55,939
Equity instruments	—	—	—	—	—	8,938	8,938
Debt instruments	1,821	399	5,894	6,895	5,252	7,539	27,800
Loans and advances	—	—	—	—	—	202	202
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	202	202
Financial assets designated at fair value through profit or loss	21,598	13,045	5,625	5,215	4,065	7,912	57,460
Debt instruments	604	7	304	727	348	1,232	3,222
Loans and advances	20,994	13,038	5,321	4,488	3,717	6,680	54,238
Central banks	1,211	5,433	2,582	—	—	—	9,226
Credit institutions	14,587	4,131	778	1,327	579	1,695	23,097
Customers	5,196	3,474	1,961	3,161	3,138	4,985	21,915
Non-trading financial assets mandatorily at fair value through profit or loss	3,215	346	17	125	2	7,025	10,730
Equity instruments	—	—	—	—	—	3,260	3,260
Debt instruments	1,876	20	—	—	2	3,689	5,587
Loans and advances	1,339	326	17	125	—	76	1,883
Central banks	—	—	—	—	—	—	—
Credits institutions	2	—	—	—	—	—	2
Customers	1,337	326	17	125	—	76	1,881
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,671	2,671
Equity instruments	—	—	—	—	—	2,671	2,671
Hedging derivatives	609	166	474	2,167	957	4,234	8,607
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	106	7	20	28	59	868	1,088
TOTAL FINANCIAL ASSETS	30,040	17,128	12,929	29,619	24,433	59,286	173,435

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

	Within 1	1 to 3	3 to 12			More than 5
Million of euros at December 31, 2018 (*)	months	months	months	1 to 3 years	3 to 5 years	years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,473	3,351	1,104	16,123	16,457	22,835	70,343
Derivatives	2,897	2,874	822	14,323	14,956	19,469	55,341
Shorts positions	7,576	477	282	1,800	1,501	3,366	15,002
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	29,574	7,017	864	1,497	999	28,107	68,058
Deposits	29,522	6,947	627	531	455	27,222	65,304
Central banks	9,804	4,940	72	—	—	—	14,816
Credits institutions	8,809	949	271	188	229	445	10,891
Customers	10,909	1,058	284	343	226	26,777	39,597
Marketable debt securities	13	70	237	556	544	885	2,305
Other financial liabilities	39	—	—	410	—	—	449
Hedging derivatives	485	144	321	362	651	4,400	6,363
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	5	23	64	60	148	303
TOTAL FINANCIAL LIABILITIES	40,535	10,517	2,312	18,046	18,167	55,490	145,067

(*)     See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

	Within 1	1 to 3	3 to 12			More than 5
Million of euros at December 31, 2018 (*)	months	months	months	1 to 3 years	3 to 5 years	years	Total
Memorandum items
Loans commitment granted	71,860	12,436	22,749	35,632	43,205	32,201	218,083
Financial guarantees granted	2,100	1,737	4,437	1,728	1,029	692	11,723
Other commitments granted	58,431	1,486	6,174	2,650	3,503	2,145	74,389
MEMORANDUM ITEMS	132,391	15,659	33,360	40,010	47,737	35,038	304,195

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

b)Equivalent euro value of assets and liabilities

The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

	Equivalent value in million of euros
	2018 (*)		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash, cash balances at central banks and other deposits on demand	61,372	—	67,025	—	60,423	—
Financial assets/liabilities held for trading	56,217	40,989	82,004	76,459	100,083	70,958
Non-trading financial assets mandatorily at fair value through profit or loss	8,231	—	—	—	—	—
Other financial assets/liabilities at fair value through profit or loss	32,244	35,997	7,322	21,766	6,965	16,667
Financial assets/liabilities available-for-sale	—	—	65,691	—	68,370	—
Financial assets at fair value through other comprehensive income	67,926	—	—	—	—	—
Financial assets at amortised cost	598,629	—	—	—	—	—
Loans and receivables	—	—	553,301	—	571,829	—
Investments held-to-maturity	—	—	11,490	—	12,272	—
Investments	1,189	—	1,121	—	1,308	—
Tangible assets	19,903	—	15,971	—	16,957	—
Intangible assets	23,016	—	23,499	—	26,338	—
Financial liabilities at amortised cost	—	694,362	—	638,680	—	678,542
Liabilities under insurance contracts	—	29	—	58	—	61
Other	24,506	20,567	23,695	20,989	27,961	23,169
	893,233	791,944	851,119	757,952	892,506	789,397

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

c)Fair value of financial assets and liabilities not measured at fair value

The financial assets owned by the Group are measured at fair value in the accompanying consolidated balance sheet, except for cash, cash balances at central banks and other deposits on demand, loans and advances at amortised cost (IFRS9) and the loans and receivables, held-to-maturity investments, equity instruments whose market value cannot be estimated reliably and derivatives that have these instruments as their underlyings and are settled by delivery thereof (IAS39).

Similarly, the Group’s financial liabilities -except for financial liabilities held for trading, those measured at fair value and derivatives other than those having as their underlying equity instruments whose market value cannot be estimated reliably- are measured at amortised cost in the accompanying consolidated balance sheet.

Following is a comparison of the carrying amounts of the Group’s financial instruments measured at other than fair value and their respective fair values at year-end:

i)	Financial assets measured at other than fair value

	Million of euros
	2018					2017					2016
	Carrying	Fair				Carrying	Fair				Carrying	Fair
Assets	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3
Loans and advances	908,403	914,013	—	88,091	825,922	885,470	895,645	—	141,839	753,806	826,767	833,819	—	127,224	706,595
Debt instruments	37,696	38,095	20,898	11,246	5,951	31,034	31,094	10,994	13,688	6,412	27,705	27,417	11,529	11,678	4,210
	946,099	952,108	20,898	99,337	831,873	916,504	926,739	10,994	155,527	760,218	854,472	861,236	11,529	138,902	710,805

ii)	Financial liabilities measured at other than fair value

	Million of euros
	2018					2017					2016
	Carrying	Fair				Carrying	Fair				Carrying	Fair
Liabilities	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3
Deposits	903,101	902,680	—	302,414	600,266	883,320	883,880	—	177,147	706,733	791,646	792,172	—	90,271	701,901
Debt instruments and other financial liabilities	268,529	271,226	72,945	143,153	55,128	242,749	248,891	52,896	139,301	56,694	252,594	255,758	43,306	186,356	26,096
	1,171,630	1,173,906	72,945	445,567	655,394	1,126,069	1,132,771	52,896	316,448	763,427	1,044,240	1,047,930	43,306	276,627	727,997

The main valuation methods and inputs used in the estimates at December 31, 2018 of the fair values of the financial assets and liabilities in the foregoing table were as follows:

•

Loans and receivables: the fair value was estimated using the present value method. The estimates were made considering factors such as the expected maturity of the portfolio, market interest rates, spreads on newly approved transactions or market spreads -when available-.

•	Held-to-maturity investments: the fair value was calculated based on market prices for these instruments.
•	Financial liabilities at amortised cost:
i)

Deposits: the fair value of short term deposits was taken to be their carrying amount. Factors such as the expected maturity of the transactions and the Group’s current cost of funding in similar transactions are consider for the estimation of long term deposits fair value. It had been used also current rates offered for deposits of similar remaining maturities.

ii)

Marketable debt securities and subordinated liabilities: the fair value was calculated based on market prices for these instruments -when available- or by the present value method using market interest rates and spreads, as well as using any significant input which is not observable with market data if applicable.

The fair value of cash, cash balances at central banks and other deposits on demand was taken to be their carrying amount since they are mainly short-term balances.

In addition, at December 31, 2017 and 2016, equity instruments amounting to EUR 1,211 million and EUR 1,349 million, respectively, (See note 2.d) recognised as Financial assets available-for-sale (IAS39) were measured at cost in the consolidated balance sheet because it was not possible to estimate their fair value reliably, since they related to investments in entities not listed on organised markets and, consequently, the non-observable inputs were significant.

d)Exposure of the Group to Europe’s peripheral countries

The detail at December 31, 2018, 2017 and 2016, by type of financial instrument, of the Group’s sovereign risk exposure to Europe’s peripheral countries and of the short positions held with them, taking into consideration the criteria established by the European Banking Authority (EBA) (See note 54) is as follows:

Sovereign risk by country of issuer/borrower at December 31, 2018 (**)
	Million of euros (*)
	Debt instruments							MtM Derivatives (****)
	Financial
	assets held for
	trading and			Non-trading
	financial		Financial	financial
	assets		assets at fair	assets
	designated at		value through	mandatorily	Financial	Loans and
	fair value		other	at fair value	assets at	advances to	Total net
	through profit	Short	comprehensive	through	amortised	customers	direct		Indirect risk
	or loss	positions	income	profit or loss	cost	(***)	exposure	Direct risk	(CDS)s
Spain	3,601	(2,458)	27,078	—	7,804	13,615	49,640	407	—
Portugal	72	(115)	4,794	—	277	3,725	8,753	—	—
Italy	477	(681)	—	—	385	80	261	87	—
Ireland	—	—	—	—	—	—	—	2	—

(*)          See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)        Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 13,364 million (of which EUR 11,529 million, EUR 1,415 million, EUR 418 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 5,622 million (of which EUR 4,870 million, EUR 366 million and EUR 386 million to Spain, Portugal and Italy, respectively).

(***)     Presented without taking into account the valuation adjustments recognised (EUR 34 million).

(****)  “Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at December 31, 2017 (*)
	Million of euros
	Debt instruments							Derivatives (***)
	Financial
	assets held for
	trading and
	financial
	assets
	designated at		Financial			Loans and	Total net
	fair value		assets		Held-to-	advances to	direct
	through profit	Short	available	Loans and	maturity	customers	exposure	Other than
	or loss	positions	for sale	receivables	investments	(**)	(****)	CDSs	CDSs
Spain	6,940	(2,012)	37,748	1,585	1,906	16,470	62,637	(21)	—
Portugal	208	(155)	5,220	232	3	3,309	8,817	—	—
Italy	1,962	(483)	4,613	—	—	16	6,108	(5)	5

(*)        Information prepared under EBA standards. Also, there are government debt securities on insurance companies' balance sheets amounting to EUR 11,673 million (of which EUR 10,079 million, EUR 1,163 million and EUR 431 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 3,596 million (EUR 3,010 million, EUR 146 million and EUR 440 million to Spain, Portugal and Italy, respectively).

(**)      Presented without taking into account the Other comprehensive income recognised (EUR 31 million).

(***)    “Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)  EUR 19,601 million were included within the direct exposures of the balance sheet mainly from debt securities of Grupo Banco Popular.

Sovereign risk by country of issuer/borrower at December 31, 2016 (*)
	Million of euros
	Debt instruments							Derivatives (***)
	Financial
	assets held for
	trading and
	financial
	assets
	designated at		Financial			Loans and
	fair value		assets		Held-to-	advances to	Total net
	through profit	Short	available-	Loans and	maturity	customers	direct	Other than
	or loss	positions	for-sale	receivables	investments	(**)	exposure	CDSs	CDSs
Spain	8,943	(4,086)	23,415	1,516	1,978	14,127	45,893	(176)	—
Portugal	154	(212)	5,982	214	4	930	7,072	—	—
Italy	2,211	(758)	492	—	—	7	1,952	(2)	2

(*)        Information prepared under EBA standards. Also, there are government debt securities on insurance companies’ balance sheets amounting to EUR 10,502 million (of which EUR 9,456 million, EUR 717 million and EUR 329 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 5,449 million (EUR 5,349 million, EUR 91 million and EUR 9 million to Spain, Portugal and Italy,  respectively).

(**)      Presented without taking into account the Other comprehensive income recognised (EUR 27 million).

(***)   Other than CDSs refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. CDSs refers to the exposure to CDSs based on the location of the underlying.

The detail of the Group's other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at December 31, 2018, 2017 and 2016 is as follows:

Exposure to other counterparties by country of issuer/borrower at December 31, 2018 (****)
	Million of euros (*)
			Debt instruments						Derivatives (***)

			Financial assets	Financial assets at
			held for trading and	fair value through	Non-trading financial		Loans and
	Balances	Reverse	financial assets	other	assets mandatorily at fair	Financial assets	advances to	Total net
	with central	repurchase	designated at	comprehensive	value through profit or	at amortised	customers	direct	Other than
	banks	agreements	FVTPL	income	loss	cost	(**)	exposure	CDSs	CDSs
Spain	42,655	8,117	412	1,760	320	2,662	202,149	258,075	3,880	(6)
Portugal	1,369	—	11	90	—	3,821	33,596	38,887	1,132	—
Italy	51	6,296	84	635	—	—	10,830	17,896	253	—
Greece	—	—	—	—	—	—	80	80	28	—
Ireland	—	—	21	1,093	16	25	10,633	11,788	127	—

(*)        See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)      Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 76,691 million, EUR 8,158 million, EUR 5,193 million, EUR 200 million and EUR 850 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(***)    Presented without taking into account valuation adjustments or impairment corrections (EUR 9,385 million).

(****)  “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at December 31, 2017 (*)
	Million of euros
			Debt instruments						Derivatives (***)
			Financial assets
			held for trading and
			financial assets
			designated at	Financial			Loans and	Total net
	Balances	Reverse	fair value	assets		Investments	advances to	direct
	with central	repurchase	through profit	available-for-	Loans and	held-to-	customers	exposure	Other than
	banks	agreements	or loss	sale	receivables	maturity	(*)	(****)	CDSs	CDSs
Spain	36,091	6,932	623	4,784	2,880	—	210,976	262,286	2,299	2
Portugal	761	178	160	764	4,007	106	35,650	41,626	1,416	—
Italy	17	2,416	438	1,010	—	—	10,015	13,896	211	5
Greece	—	—	—	—	—	—	56	56	30	—
Ireland	—	—	20	476	584	—	1,981	3,061	79	—

(*)       Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 81,072 million, EUR 8,936 million, EUR 4,310 million, EUR 200 million and EUR 714 million, of which Grupo Banco Popular EUR 15,460 million, to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)      Presented excluding Other comprehensive income and impairment losses recognised (EUR 10,653 million of which around EUR 3,986 of Grupo Banco Popular).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)  EUR 83,625 million were included within the direct exposures of the balance sheet mainly from debt securities of Grupo Banco Popular.

Exposure to other counterparties by country of issuer/borrower at December 31, 2016 (*)
	Million of euros
			Debt instruments						Derivatives (***)
			Financial assets
			held for trading and
			Financial assets
			designated at	Financial			Loans and
	Balances	Reverse	fair value	assets		Investments	advances to	Total net
	with central	repurchase	through profit	available-for-	Loans and	held-to-	customers	direct	Other than
	banks	agreements	or loss	sale	receivables	maturity	(*)	exposure	CDSs	CDSs
Spain	9,640	8,550	1,223	4,663	711	—	147,246	172,033	2,977	(16)
Portugal	655	—	84	426	3,936	240	28,809	34,150	1,600	—
Italy	26	—	818	732	—	—	6,992	8,568	161	6
Greece	—	—	—	—	—	—	47	47	34	—
Ireland	—	—	45	396	77	—	985	1,503	690	—

(*)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 64,522 million, EUR 6,993 million, EUR 3,364 million, EUR 268 million and EUR 369 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)      Presented excluding Other comprehensive income and impairment losses recognised (EUR 8,692 million).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Following is certain information on the notional amount of the CDSs at December 31, 2018, 2017 and 2016 detailed in the foregoing tables:

12/31/18
Million of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	151	382	(231)	(2)	(4)	(6)
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	—	265	(265)	—	—	—
	Other	205	75	130	(5)	5	—

12/31/17
Million of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	324	499	(175)	(3)	5	2
Portugal	Sovereign	25	128	(103)	(1)	1	—
	Other	1	1	—	—	—	—
Italy	Sovereign	25	450	(425)	—	5	5
	Other	225	201	24	(3)	8	5

12/31/16
Million of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	534	751	(217)	(3)	(13)	(16)
Portugal	Sovereign	28	290	(262)	1	(1)	—
	Other	—	6	(6)	—	—	—
Italy	Sovereign	78	503	(425)	—	2	2
	Other	317	362	(45)	(1)	7	6